Securities Operations

[illegible]
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certinys

1-11862

NYSE

[redacted]

05000690

January 7, 2005

RECD S.E.C.
JAN 7 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INTERPOOL, INC., Common Stock, $.001 par value and 9.25% Convertible Redeemable Subordinated Debentures due 2022 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 7, 2005. Tentative listing date – January 13, 2005.

Sincerely,

PROCESSED
JAN 07 2005
THOMSON FINANCIAL

B

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